Debt, Lease Liabilities and Other Notes Payable - Maturities of Debt (Details) $ in Thousands	Dec. 31, 2019 MXN ($)
Maturity analysis for non-derivative financial liabilities
Principal amount	$ 122,378,292
Unamortized Finance Costs	(1,441,597)
2020
Maturity analysis for non-derivative financial liabilities
Principal amount	492,489
Unamortized Finance Costs	(538)
2021
Maturity analysis for non-derivative financial liabilities
Principal amount	1,992,489
Unamortized Finance Costs	(497)
2022
Maturity analysis for non-derivative financial liabilities
Principal amount	6,860,404
Unamortized Finance Costs	(12,454)
2023
Maturity analysis for non-derivative financial liabilities
Principal amount	3,500,000
Unamortized Finance Costs	(9,194)
2024
Maturity analysis for non-derivative financial liabilities
Principal amount	10,000,000
Unamortized Finance Costs	(94,824)
Thereafter
Maturity analysis for non-derivative financial liabilities
Principal amount	99,532,910
Unamortized Finance Costs	$ (1,324,090)